Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Indebtedness [Abstract]
Schedule Of Indebtedness

	2011	2010

Parent Company Debt:
Senior Notes:
7 ¾% Senior Notes due 2013, less debt discount of $99 and $154	$94,401	$94,346
7% Senior Notes due 2013, net of debt premium of $218 and $340	312,463	312,585
8 1/8% Senior Notes due 2015, less debt discount of $4,256 and $5,437	454,385	474,563
7 1/8% Senior Notes due 2017	423,140	478,000
Subordinated Notes:
3 ¾% Convertible Senior Subordinated Notes due 2014	97,581	97,581
8.65% Junior Subordinated Deferrable Interest Debentures due 2027	88,204	89,554
Subsidiary Debt:
Term loans	323,750	–
Revolving credit facility	92,103	–
Aircraft financing due 2011	–	32,881
Capital leases due 2012 through 2015 with a weighted-average
interest rate of 5.7%	5,301	57
Other due 2012 through 2029 with a weighted-average interest rate of .2%	12,325	100,539
Total debt	1,903,653	1,680,106
Less: current maturities	(29,264)	(133,451)
Long-term debt	$1,874,389	$1,546,655

Schedule Of Debt Repurchases

	2011	2010	2009

7 ¾% Senior Notes	$–	$5,500	$–
7% Senior Notes	–	27,200	35,555
8 1/8% Senior Notes	21,359	20,000	–
7 1/8% Senior Notes	54,860	22,000	–
8.65% Junior Subordinated Deferrable Interest Debentures	1,350	2,146	6,500
Total	$77,569	$76,846	$42,055